Business Combinations (Details) - Schedule of total purchase price paid $ in Thousands	Jul. 04, 2021 USD ($)
Schedule Of Total Purchase Price Paid Abstract
Cash	$ 3,700
Fair value of ordinary shares issued	5,808
Total purchase price	$ 9,508